Borrowings (Details) - Schedule of Future Maturities of Long-Term Borrowings	Mar. 31, 2024 USD ($)
Schedule of Future Maturities of Long-Term Borrowings [Abstract]
2025	$ 1,730,796
2026	676,336
2027	3,372,731
2028	1,363,742
2029	42,552
Thereafter	181,599
Total long-term borrowings	$ 7,367,756